Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Property and Equipment - Schedule of Property and Equipment (Details) [Line Items]
Beginning balance	[1]	$ 624
Acquisitions		1
Additions		221
Depreciation		(102)
Impairment		(6)
Translation adjustment		12
Transfers and reclassifications		(2)
Modifications and reassessments		58
Disposals and write-off		(3)
Divestment and reclassification to Held for sale
Ending balance		803	$ 624	[1]
Previously Reported [Member]
Property and Equipment - Schedule of Property and Equipment (Details) [Line Items]
Beginning balance		$ 605	597
Acquisitions
Additions			113
Depreciation			(89)
Impairment			(2)
Translation adjustment			(49)
Transfers and reclassifications			(2)
Modifications and reassessments			40
Disposals and write-off			(2)
Divestment and reclassification to Held for sale			(1)
Ending balance			$ 605

[1]	prior period comparatives have been reclassified to conform with the current period presentation